Pension schemes - Amounts recognized in statement of comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains and losses arising during the year:
Actuarial gains/(losses) on defined benefit pension schemes	£ (75)	£ 164	£ 321
Net defined benefit liability (asset)	63	55
Present value of defined benefit obligation
Gains and losses arising during the year:
Experience gains/(losses)	(11)	(88)	(153)
Net defined benefit liability (asset)	3,806	3,752	5,621
Present value of defined benefit obligation | Discount rates
Gains and losses arising during the year:
Actuarial (losses)/gains	(145)	2,000	463
Present value of defined benefit obligation | Inflation
Gains and losses arising during the year:
Actuarial (losses)/gains	15	32	(290)
Present value of defined benefit obligation | Other actuarial assumptions
Gains and losses arising during the year:
Actuarial (losses)/gains	50	1	20
Fair value of scheme assets
Gains and losses arising during the year:
Experience gains/(losses)	35	(1,820)	279
Net defined benefit liability (asset)	(3,771)	(3,706)	(5,397)
Net pension obligation, before impact of asset ceiling
Gains and losses arising during the year:
Actuarial gains/(losses) on defined benefit pension schemes	(56)	125	319
Net defined benefit liability (asset)	35	46	£ 224
Impact of asset ceiling
Gains and losses arising during the year:
Actuarial gains/(losses) on defined benefit pension schemes	(19)	39
Net defined benefit liability (asset)	£ 28	£ 9